Fair Value Measurements and Disclosures - Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 142,393	$ 123,435	$ 105,889	$ 124,136	$ 171,287	$ 49,312
Investment securities held-to-maturity	12,609
Available-for-Sale Securities, Fair Value	29,977	34,932		47,979
Other investments	5,844	5,421		4,482
Loans, net	961,379	878,919		572,883
Mortgage loans held-for-sale	13,750	9,329		7,159
Bank owned life insurance	11,848	10,641		8,247
Derivative assets	239	105		493
Liabilities:
Deposits	1,051,483	971,060		678,031
Federal Home Loan Bank advances	22,000	22,000		22,000
Derivative liabilities	379	425		352
Level 1 [Member]
Assets
Available-for-Sale Securities, Fair Value		1,501
Level 2 [Member]
Assets
Available-for-Sale Securities, Fair Value	29,977	33,431		47,979
Derivative assets	239	105		493
Liabilities:
Derivative liabilities	379	425		352
Estimated Fair Value [Member] | Level 1 [Member]
Assets
Cash and cash equivalents	142,393	123,435		124,136
Available-for-Sale Securities, Fair Value		1,501
Estimated Fair Value [Member] | Level 2 [Member]
Assets
Investment securities held-to-maturity	12,122
Available-for-Sale Securities, Fair Value	29,977	33,431		47,979
Other investments	5,844	5,421		4,482
Loans, net	955,947	873,125		566,207
Mortgage loans held-for-sale	13,750	9,329		7,159
Bank owned life insurance	11,848	10,641		8,247
Derivative assets	239	105		493
Liabilities:
Deposits	1,022,470	949,621		674,070
Federal Home Loan Bank advances	22,601	22,677		22,743
Derivative liabilities	379	425		352
Estimated Fair Value [Member] | Level 3 [Member]
Assets
Loans, net	$ 5,483	$ 4,865		$ 3,371